Note 8 - Commitments and Contingencies (Details) - Future Minimum Lease Payments Under Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments Under Operating Leases [Abstract]
2013	$ 123
2014	127
2015	55
$ 305